UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Emerging Markets Balanced Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 55.8%
Argentina 0.2%
MercadoLibre Inc	Internet Software & Services	300	$63,441
Belgium 0.3%
Anheuser-Busch InBev SA/NV	Beverages	839	92,091
Brazil 0.8%
M Dias Branco SA	Food Products	2,700	110,146
Mahle-Metal Leve SA	Auto Components	10,300	71,346
Totvs SA	Software	7,600	67,321
			248,813
Cambodia 0.7%
NagaCorp Ltd	Hotels, Restaurants & Leisure	370,000	210,910
China 11.4%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	4,230	456,121
Bloomage Biotechnology Corp. Ltd	Chemicals	53,700	76,423
Brilliance China Automotive Holdings Ltd	Automobiles	664,600	1,111,722
China Life Insurance Co. Ltd., H.	Insurance	30,000	92,066
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	336,000	272,378
CNOOC Ltd	Oil, Gas & Consumable Fuels	69,000	82,393
CNOOC Ltd., ADR	Oil, Gas & Consumable Fuels	379	45,404
COSCO Shipping Ports Ltd	Transportation Infrastructure	80,440	88,808
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	89,900	99,879
NetEase Inc., ADR	Internet Software & Services	462	131,208
Ping An Insurance Group Co. of China Ltd., A	Insurance	43,483	233,606
Poly Culture Group Corp. Ltd., H	Media	17,600	42,123
Tencent Holdings Ltd	Internet Software & Services	26,300	753,986
Uni-President China Holdings Ltd	Food Products	148,000	104,170
Weifu High-Technology Co. Ltd., B	Auto Components	15,200	34,677
			3,624,964
Czech Republic 0.1%
[a] Moneta Money Bank AS	Banks	12,493	42,303
Hong Kong 1.3%
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	110,800	230,966
Sands China Ltd	Hotels, Restaurants & Leisure	39,600	183,438
			414,404
Hungary 0.9%
Richter Gedeon Nyrt.	Pharmaceuticals	12,080	274,356
India 3.8%
ICICI Bank Ltd., ADR	Banks	57,700	496,220
Infosys Ltd., ADR	IT Services	32,360	511,288
Tata Motors Ltd., ADR	Automobiles	5,952	212,189
			1,219,697
Indonesia 3.3%
Astra International Tbk PT.	Automobiles	763,100	493,921
Bank Danamon Indonesia Tbk PT	Banks	995,100	350,979
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	470,000	89,235
Semen Indonesia (Persero) Tbk PT	Construction Materials	162,000	109,414
			1,043,549
Kenya 0.3%
Equity Group Holdings Ltd	Banks	264,200	84,564

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Mexico 1.1%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	6,173	$87,472
[a] Corporacion GEO SAB de CV, B	Household Durables	5,256	595
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	Household Durables	8,223	—
Grupo Financiero Santander Mexico SAB de CV,
B, ADR	Banks	18,002	162,558
Nemak SAB de CV	Auto Components	100,021	111,063
			361,688
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	12,098	4,911
Pakistan 0.8%
Habib Bank Ltd	Banks	93,900	241,758
Peru 0.3%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	6,926	83,389
Russia 3.5%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	5,600	25,032
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	3,000	158,880
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	2,850	150,936
[a,c] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	12,720	281,112
Sberbank of Russia PJSC, ADR	Banks	22,148	255,588
[a] Yandex NV, A	Internet Software & Services	10,780	236,405
			1,107,953
Singapore 0.1%
DBS Group Holdings Ltd	Banks	1,456	20,197
South Africa 4.7%
[a,d] Edcon Holdings Ltd., F wts., 2/20/49.	Specialty Retail	84	—
[a,d] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	1,503,436	—
[a,d] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	121,748	—
[a,d] Holdco 2, A	Specialty Retail	1,390,834	1,037
[a,d] Holdco 2, B	Specialty Retail	437,269	326
Massmart Holdings Ltd	Food & Staples Retailing	9,635	97,781
MTN Group Ltd	Wireless Telecommunication Services	11,209	101,917
Naspers Ltd., N	Media	6,669	1,150,625
Remgro Ltd	Diversified Financial Services	8,497	130,510
			1,482,196
South Korea 9.4%
Daelim Industrial Co. Ltd	Construction & Engineering	3,564	258,017
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	2,587	162,284
Hankook Tire Co. Ltd	Auto Components	1,135	55,355
Hanon Systems	Auto Components	16,523	137,214
Hite Jinro Co. Ltd	Beverages	3,640	66,287
Hyundai Development Co-Engineering &
Construction	Construction & Engineering	7,580	275,735
Hyundai Wia Corp	Auto Components	1,200	72,914
iMarketkorea Inc	Trading Companies & Distributors	5,050	60,330
Interpark Holdings Corp	Internet & Direct Marketing Retail	10,111	43,431
KT Skylife Co. Ltd	Media	11,724	173,110
POSCO	Metals & Mining	268	69,790
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	720	1,327,278
SK Hynix Inc	Semiconductors & Semiconductor Equipment	4,710	212,850

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants		Value

Common Stocks and Other Equity Interests (continued)
South Korea (continued)
Youngone Corp	Textiles, Apparel & Luxury Goods	1,610		$47,977
				2,962,572
Taiwan 7.1%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	23,000		227,206
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	165,990		497,385
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	1,000		157,397
Pegatron Corp	Technology Hardware, Storage & Peripherals	70,200		207,579
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	188,000		1,170,009
				2,259,576
Thailand 3.1%
Kasikornbank PCL, fgn	Banks	44,000		242,096
Kiatnakin Bank PCL, fgn	Banks	75,200		152,151
Land and Houses PCL, fgn	Real Estate Management & Development	413,460		117,358
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	43,500		117,773
Siam Commercial Bank PCL, fgn	Banks	22,800		108,192
Thai Beverage PCL, fgn	Beverages	214,100		143,902
Univanich Palm Oil PCL, fgn	Food Products	457,000		94,460
				975,932
United Kingdom 2.0%
Unilever PLC	Personal Products	12,707		627,292
United States 0.6%
[a] IMAX Corp	Media	6,073		206,482
Total Common Stocks and Other
Equity Interests (Cost $14,596,262)				17,653,038

Participatory Notes (Cost $261,325)
0.9%
Saudi Arabia 0.9%
HSBC Bank PLC, Saudi Basic Industries Corp.,
1/22/18	Chemicals	11,810		304,678
Preferred Stocks 2.6%
Brazil 2.6%
[e] Banco Bradesco SA, 3.924%, ADR, pfd	Banks	40,410		413,798
[e] Itau Unibanco Holding SA, 4.688%, ADR, pfd	Banks	32,892		397,007
Total Preferred Stocks
(Cost $423,469)				810,805

		Principal
		Amount*

Corporate Bonds 0.3%
South Africa 0.3%
[f,g] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	102,585		10,771
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	36,237	EUR	14,495

|3

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Principal
	Industry	Amount*			Value

Corporate Bonds (continued)
South Africa (continued)
[f,g] K2016740260 South Africa Ltd., senior secured
note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	46,812			$64,367
Total Corporate Bonds
(Cost $223,206)					89,633

Foreign Government and Agency
Securities 27.1%
Argentina 4.2%
Argentine Bonos del Tesoro,
18.20%, 10/03/21		8,049,000		ARS	560,691
16.00%, 10/17/23		2,979,000		ARS	200,439
senior note, 15.50%, 10/17/26		7,793,000		ARS	525,526
[h,i] Government of Argentina, FRN, 20.926%, 4/03/22 .		752,000		ARS	50,276
					1,336,932
Brazil 6.6%
Letra Tesouro Nacional, Strip, 7/01/20.		1,814	[j]	BRL	427,650
Nota Do Tesouro Nacional,
10.00%, 1/01/21		310	[j]	BRL	99,556
10.00%, 1/01/23		777	[j]	BRL	248,759
10.00%, 1/01/25		3,060	[j]	BRL	977,943
10.00%, 1/01/27		105	[j]	BRL	33,469
[k] Index Linked, 6.00%, 5/15/19		17	[j]	BRL	16,517
[k] Index Linked, 6.00%, 8/15/22		58	[j]	BRL	57,079
[k] Index Linked, 6.00%, 5/15/23		101	[j]	BRL	99,881
[k] Index Linked, 6.00%, 8/15/24		10	[j]	BRL	9,961
[k] Index Linked, 6.00%, 5/15/45		100	[j]	BRL	105,854
					2,076,669
Colombia 3.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21		52,000,000		COP	19,354
senior bond, 9.85%, 6/28/27		12,000,000		COP	5,262
Titulos de Tesoreria,
B, 7.75%, 9/18/30		987,900,000		COP	373,075
senior bond, B, 11.25%, 10/24/18		93,000,000		COP	34,836
senior bond, B, 11.00%, 7/24/20		51,000,000		COP	20,312
senior bond, B, 7.00%, 5/04/22		69,000,000		COP	24,919
senior bond, B, 10.00%, 7/24/24		385,000,000		COP	160,912
senior bond, B, 7.50%, 8/26/26		683,000,000		COP	251,423
senior bond, B, 6.00%, 4/28/28		440,100,000		COP	144,692
senior note, B, 7.00%, 9/11/19		56,000,000		COP	19,940
					1,054,725
Ghana 2.3%
Ghana Treasury Note, 24.25%, 6/11/18		60,000		GHS	14,533
Government of Ghana,
24.44%, 5/29/17		10,000		GHS	2,338
23.00%, 8/21/17		310,000		GHS	72,794
23.23%, 2/19/18		140,000		GHS	33,338
23.47%, 5/21/18		280,000		GHS	67,221
24.50%, 10/22/18		409,000		GHS	100,361
24.50%, 5/27/19		50,000		GHS	12,622

|4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
24.50%, 6/21/21	120,000		GHS	$32,780
senior note, 24.00%, 11/23/20	1,470,000		GHS	379,029
				715,016
Indonesia 3.0%
Government of Indonesia,
8.375%, 3/15/34	890,000,000		IDR	70,890
FR34, 12.80%, 6/15/21	1,775,000,000		IDR	161,709
FR35, 12.90%, 6/15/22	35,000,000		IDR	3,303
FR36, 11.50%, 9/15/19	63,000,000		IDR	5,227
FR43, 10.25%, 7/15/22	43,000,000		IDR	3,695
senior bond, FR31, 11.00%, 11/15/20	31,000,000		IDR	2,640
senior bond, FR53, 8.25%, 7/15/21	208,000,000		IDR	16,413
senior bond, FR56, 8.375%, 9/15/26	759,000,000		IDR	62,085
senior bond, FR61, 7.00%, 5/15/22	24,000,000		IDR	1,816
senior bond, FR63, 5.625%, 5/15/23	9,000,000		IDR	631
senior bond, FR70, 8.375%, 3/15/24	7,738,000,000		IDR	624,243
senior note, FR69, 7.875%, 4/15/19	36,000,000		IDR	2,771
				955,423
Mexico 1.3%
Government of Mexico,
senior note, 8.50%, 12/13/18	6,500	[l]	MXN	35,717
senior note, M, 5.00%, 12/11/19	70,400	[l]	MXN	359,665
				395,382
Montenegro 0.4%
[f] Government of Montenegro, 144A, 5.375%,
5/20/19	110,000		EUR	122,616
Philippines 0.5%
Government of the Philippines,
senior note, 3.375%, 8/20/20	10,000		PHP	195
senior note, 5-72, 2.125%, 5/23/18	718,000		PHP	14,185
senior note, 7-51, 5.00%, 8/18/18	650,000		PHP	13,243
senior note, 7-56, 3.875%, 11/22/19	7,040,000		PHP	139,622
				167,245
Senegal 0.6%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			202,003
South Africa 2.1%
Government of South Africa,
8.00%, 1/31/30	490,000		ZAR	33,094
7.00%, 2/28/31	100,000		ZAR	6,122
8.25%, 3/31/32	200,000		ZAR	13,512
8.875%, 2/28/35	670,000		ZAR	46,849
9.00%, 1/31/40	470,000		ZAR	32,735
8.75%, 1/31/44	830,000		ZAR	56,025
8.75%, 2/28/48	460,000		ZAR	31,018
R186, 10.50%, 12/21/26	5,520,000		ZAR	454,017
				673,372

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency
Securities (continued)
Ukraine 0.3%
[a,f,m] Government of Ukraine, 144A, VRI, GDP Linked
Security, 5/31/40	252,000		$94,374
Uruguay 0.5%
Uruguay Treasury Bill,
Strip, 4/03/17	1,935,000	UYU	67,779
Strip, 5/19/17	2,590,000	UYU	89,365
			157,144
Zambia 2.0%
[f] Government of Zambia, senior bond, 144A,
8.97%, 7/30/27	230,000		239,396
[f] Government of Zambia International Bond,
144A, 5.375%, 9/20/22	200,000		182,741
144A, 8.50%, 4/14/24	200,000		205,594
			627,731
Total Foreign Government and
Agency Securities
(Cost $8,172,210)			8,578,632
Total Investments before Short Term
Investments (Cost $23,676,472)			27,436,786

Short Term Investments 13.7%
Foreign Government and Agency
Securities 3.9%
Egypt 3.8%
[n] Egypt Treasury Bill,
8/15/17 - 2/06/18.	11,500,000	EGP	572,445
[i] 10/03/17 - 4/03/18	12,800,000	EGP	622,052
			1,194,497
Philippines 0.1%
[n] Philippine Treasury Bill, 5/03/17 - 9/27/17	1,820,000	PHP	36,131
Total Foreign Government and
Agency Securities (Cost $1,234,760) .			1,230,628
Total Investments before Money
Market Funds (Cost $24,911,232)			28,667,414

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Shares	Value
Money Market Funds (Cost
$3,103,603) 9.8%
United States 9.8%
[o,p] Institutional Fiduciary Trust Money Market
Portfolio, 0.32%	3,103,603	$3,103,603
Total Investments (Cost $28,014,835)
100.4%		31,771,017
Other Assets, less Liabilities (0.4)%.		(140,090)
Net Assets 100.0%.		$31,630,927

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the value of this security was
$281,112, representing 0.9% of net assets.
dSee Note 6 regarding restricted securities.
eVariable rate security. The rate shown represents the yield at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $1,136,357, representing 3.6% of net assets.
gIncome may be received in additional securities and/or cash.
hThe coupon rate shown represents the rate at period end.
iA portion or all of the security purchased on a when-issued basis.
jPrincipal amount is stated in 1,000 Brazilian Real Units.
kRedemption price at maturity is adjusted for inflation.
lPrincipal amount is stated in 100 Mexican Peso Units.
mThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
nThe security was issued on a discount basis with no stated coupon rate.
oSee Note 7 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day yield at period end.

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	JPHQ	Buy	28,064,000	$43,172	4/03/17	$—	$(651)
Chilean Peso	JPHQ	Sell	28,064,000	42,252	4/03/17	—	(268)
Chilean Peso	MSCO	Buy	23,515,000	36,244	4/03/17	—	(615)
Chilean Peso	MSCO	Sell	23,515,000	35,486	4/03/17	—	(143)
Malaysian Ringgit	JPHQ	Buy	310,750	77,808	4/03/17	—	(7,618)
Malaysian Ringgit	JPHQ	Sell	310,750	70,302	4/03/17	112	—
South African Rand	HSBK	Buy	1,999,239	149,111	4/03/17	—	(188)
South African Rand	HSBK	Sell	1,999,239	154,323	4/03/17	5,400	—
Malaysian Ringgit	JPHQ	Buy	25,770	6,562	4/05/17	—	(742)
Chilean Peso	MSCO	Buy	4,646,500	7,229	4/07/17	—	(191)
Malaysian Ringgit	DBAB	Buy	238,900	60,504	4/07/17	—	(6,571)
Euro	BOFA	Sell	68,000	72,181	4/10/17	—	(387)
Malaysian Ringgit	JPHQ	Buy	155,000	39,590	4/11/17	—	(4,617)
Euro	CITI	Sell	28,594	30,193	4/13/17	—	(328)
Ghanaian Cedi	BZWS	Buy	29,574	6,282	4/13/17	538	—
Chilean Peso	DBAB	Buy	56,385,000	83,317	4/18/17	2,030	—
Euro	UBSW	Sell	51,630	54,721	4/18/17	—	(397)
Euro	DBAB	Sell	154,000	165,156	4/24/17	708	—
Chilean Peso	MSCO	Buy	4,646,500	7,059	4/26/17	—	(29)
Indian Rupee	JPHQ	Buy	12,595,000	183,132	4/27/17	10,786	—
Euro	DBAB	Sell	340,000	365,478	4/28/17	2,345	—
Chilean Peso	MSCO	Buy	6,089,500	9,370	5/02/17	—	(161)
Euro	DBAB	Sell	100,000	108,632	5/08/17	1,776	—
Euro	CITI	Sell	203,000	217,652	5/09/17	723	—
Euro	DBAB	Sell	214,750	229,034	5/15/17	—	(519)
Euro	DBAB	Sell	623,000	663,622	5/16/17	—	(2,354)
Euro	GSCO	Sell	121,000	128,951	5/16/17	—	(396)
Euro	BOFA	Sell	48,370	51,375	5/17/17	—	(334)
Euro	DBAB	Sell	66,600	71,086	5/22/17	—	(130)
Euro	JPHQ	Sell	239,400	256,008	5/22/17	18	—
Euro	DBAB	Sell	339,000	358,594	5/23/17	—	(3,917)
Euro	JPHQ	Sell	66,000	69,888	5/23/17	—	(690)
Chilean Peso	CITI	Buy	28,321,000	43,931	5/24/17	—	(1,143)
Chilean Peso	DBAB	Buy	55,692,500	86,018	5/30/17	—	(1,900)
Euro	JPHQ	Sell	27,000	28,690	5/30/17	—	(192)
Euro	BOFA	Sell	68,000	72,374	6/08/17	—	(402)
Australian Dollar	CITI	Sell	233,000	176,707	6/13/17	—	(1,110)
Australian Dollar	JPHQ	Sell	349,000	263,354	6/13/17	—	(2,989)
Euro	JPHQ	Sell	53,000	56,603	6/16/17	—	(143)
Australian Dollar	BOFA	Sell	696,000	529,900	6/29/17	—	(1,120)
Chilean Peso	JPHQ	Buy	28,064,000	42,075	6/30/17	251	—
Mexican Peso	CITI	Buy	2,181,300	102,463	6/30/17	12,410	—
Philippine Peso	DBAB	Buy	1,885,120	39,602	6/30/17	—	(2,275)
Philippine Peso	JPHQ	Buy	1,863,000	39,205	7/03/17	—	(2,325)
Mexican Peso	CITI	Buy	2,921,920	135,145	7/06/17	18,593	—
Mexican Peso	CITI	Buy	7,208,000	342,464	8/08/17	34,924	—
Mexican Peso	GSCO	Buy	3,137,850	150,000	8/14/17	14,141	—
Mexican Peso	CITI	Buy	7,253,572	375,288	9/07/17	2,796	—

|8

				TEMPLETON GLOBAL INVESTMENT TRUST
			STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount		Date Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	CITI	Buy	8,872,125	$440,385		9/14/17	$21,585	$—
Mexican Peso	CITI	Buy	3,666,807	167,838		10/05/17	22,502	—
Brazilian Real	HSBK	Buy	300,000	79,787		11/21/17	11,443	—
Mexican Peso	CITI	Buy	6,809,652	313,738		11/30/17	36,873	—
Total Forward Exchange Contracts							$199,954	$(44,845)
Net unrealized appreciation (depreciation)							$155,109

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Notional	Expiration	Unrealized	Unrealized
Description			Exchange		Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%				CME	$20,000	10/04/23	$—	$(943)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%				CME	20,000	10/04/23	—	(970)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%				CME	20,000	10/07/23	—	(927)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%				LCH	680,000	1/22/25	16,934	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%				LCH	850,000	1/23/25	17,681	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%				LCH	510,000	1/27/25	10,559	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%				LCH	130,000	1/29/25	3,047	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%				LCH	110,000	1/30/25	2,546	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%				LCH	160,000	2/03/25	5,219	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%				CME	10,000	10/04/43	—	(2,188)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%				CME	10,000	10/04/43	—	(2,226)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%				CME	10,000	10/07/43	—	(2,201)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.794%				LCH	200,000	3/13/47	—	(6,232)
Total Interest Rate Swap Contracts							$55,986	$(15,687)
Net unrealized appreciation (depreciation)							$40,299

See Abbreviations on page 29.

|9

TEMPLETON GLOBAL INVESTMENT TRUST

Consolidated Statement of Investments, March 31, 2017 (unaudited)
Templeton Global Balanced Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 64.1%
Belgium 0.9%
UCB SA	Pharmaceuticals	220,780	$17,123,643
Canada 0.4%
Silver Wheaton Corp	Metals & Mining	349,900	7,290,570
China 3.1%
China Life Insurance Co. Ltd., H.	Insurance	5,156,000	15,823,176
China Mobile Ltd	Wireless Telecommunication Services	1,453,500	15,906,759
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	26,602,000	12,973,162
[a] GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	16,913,300	2,241,599
Haier Electronics Group Co. Ltd	Household Durables	4,165,000	9,539,539
			56,484,235
Denmark 0.7%
H. Lundbeck AS	Pharmaceuticals	260,890	12,097,707
France 4.6%
AXA SA	Insurance	503,560	13,028,512
BNP Paribas SA.	Banks	199,600	13,292,179
Cie Generale des Etablissements Michelin,
B	Auto Components	73,414	8,915,675
Compagnie de Saint-Gobain	Building Products	275,967	14,169,692
Credit Agricole SA	Banks	877,360	11,885,675
Sanofi	Pharmaceuticals	130,890	11,814,675
Total SA, B	Oil, Gas & Consumable Fuels	244,740	12,378,357
			85,484,765
Germany 2.7%
Bayer AG	Pharmaceuticals	117,100	13,496,587
Deutsche Lufthansa AG	Airlines	262,930	4,263,105
[a] innogy SE	Multi-Utilities	349,400	13,188,166
Siemens AG	Industrial Conglomerates	85,260	11,677,574
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,578,980	7,831,986
			50,457,418
Hong Kong 0.8%
CK Hutchison Holdings Ltd	Industrial Conglomerates	1,238,852	15,239,463
Ireland 0.5%
[b] CRH PLC	Construction Materials	262,332	9,253,963
Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	857,991	27,532,931
Italy 1.8%
Azimut Holding SpA	Capital Markets	357,476	6,226,950
Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	25,911,610
			32,138,560
Japan 4.7%
Kirin Holdings Co. Ltd	Beverages	583,000	11,001,631
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	729,800	6,530,238
Nissan Motor Co. Ltd	Automobiles	1,311,100	12,644,559
Omron Corp	Electronic Equipment, Instruments
	& Components	258,200	11,331,480
Panasonic Corp	Household Durables	1,230,400	13,905,698
SoftBank Group Corp	Wireless Telecommunication Services	179,900	12,706,619
Sumitomo Rubber Industries Ltd	Auto Components	581,000	9,901,689

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Japan (continued)
Suntory Beverage & Food Ltd	Beverages	219,800	$9,261,180
			87,283,094
Netherlands 1.9%
Aegon NV	Insurance	2,677,252	13,625,140
ING Groep NV	Banks	697,720	10,546,135
QIAGEN NV	Life Sciences Tools & Services	368,988	10,709,842
			34,881,117
Norway 1.6%
Telenor ASA	Diversified Telecommunication Services	1,385,530	23,057,744
Yara International ASA	Chemicals	178,130	6,858,175
			29,915,919
Portugal 0.8%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	991,458	15,044,193
Singapore 1.4%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	4,426,299	12,406,487
United Overseas Bank Ltd	Banks	894,000	14,133,452
			26,539,939
South Africa 0.0%†
[a,c] Edcon Holdings Ltd., F wts., 2/20/49.	Specialty Retail	4,441	—
[a,c] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	79,464,087	—
[a,c] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	6,435,002	—
[a,c] Holdco 2, A	Specialty Retail	32,900,733	24,520
[a,c] Holdco 2, B	Specialty Retail	4,646,498	3,463
			27,983
South Korea 3.3%
Hana Financial Group Inc	Banks	279,175	9,231,093
[d] Hyundai Motor Co., GDR, Reg S	Automobiles	291,240	12,698,064
KB Financial Group Inc	Banks	313,845	13,761,744
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	13,269	24,460,628
			60,151,529
Spain 0.3%
Telefonica SA	Diversified Telecommunication Services	546,674	6,114,193
Switzerland 2.5%
ABB Ltd	Electrical Equipment	612,200	14,316,644
Roche Holding AG	Pharmaceuticals	55,750	14,233,806
UBS Group AG	Capital Markets	1,118,890	17,901,793
			46,452,243
Taiwan 1.4%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	1,054,000	10,411,933
[d] Pegatron Corp., GDR, Reg S	Technology Hardware, Storage & Peripherals	102,400	1,512,448
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	6,518,000	13,242,471
			25,166,852
Thailand 2.1%
Bangkok Bank PCL, fgn	Banks	4,178,800	22,627,564
Hana Microelectronics PCL, fgn	Electronic Equipment, Instruments
	& Components	5,687,500	7,782,023
PTT Global Chemical PCL, fgn	Chemicals	3,759,900	8,017,836
			38,427,423

|11

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom 10.9%
BAE Systems PLC	Aerospace & Defense	2,036,870	$16,399,182
Barclays PLC	Banks	3,865,995	10,904,921
BP PLC	Oil, Gas & Consumable Fuels	4,870,360	27,924,497
Carillion PLC	Construction & Engineering	2,950,000	8,243,518
Cobham PLC	Aerospace & Defense	3,983,000	6,638,160
[b] HSBC Holdings PLC	Banks	3,281,792	26,730,502
Man Group PLC	Capital Markets	3,975,700	7,338,412
Petrofac Ltd	Energy Equipment & Services	1,575,240	18,140,447
Prudential PLC.	Insurance	475,140	10,038,409
[a] Rolls-Royce Holdings PLC.	Aerospace & Defense	379,800	3,588,492
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,049,049	28,716,636
Sky PLC	Media	1,103,430	13,495,232
[a] Standard Chartered PLC	Banks	272,514	2,605,548
Vodafone Group PLC	Wireless Telecommunication Services	8,009,446	20,886,241
			201,650,197
United States 16.2%
Allegheny Technologies Inc	Metals & Mining	430,020	7,723,159
Allergan PLC	Pharmaceuticals	77,660	18,554,527
[a] Alphabet Inc., A	Internet Software & Services	18,610	15,777,558
Amgen Inc	Biotechnology	131,300	21,542,391
Apple Inc	Technology Hardware, Storage & Peripherals	110,890	15,930,458
Baker Hughes Inc	Energy Equipment & Services	64,170	3,838,649
[a] Celgene Corp	Biotechnology	58,420	7,269,201
[a,e] CEVA Holdings LLC	Air Freight & Logistics	247	49,342
CF Industries Holdings Inc	Chemicals	232,190	6,814,777
Cisco Systems Inc	Communications Equipment	353,530	11,949,314
Citigroup Inc	Banks	153,087	9,157,664
Comcast Corp., A	Media	561,124	21,092,651
ConocoPhillips	Oil, Gas & Consumable Fuels	196,120	9,780,504
Devon Energy Corp	Oil, Gas & Consumable Fuels	178,890	7,463,291
Eli Lilly & Co	Pharmaceuticals	246,710	20,750,778
Gilead Sciences Inc	Biotechnology	228,800	15,540,096
Halliburton Co	Energy Equipment & Services	108,595	5,343,960
[a] Ionis Pharmaceuticals Inc	Biotechnology	151,130	6,075,426
JPMorgan Chase & Co	Banks	241,106	21,178,751
[b] Microsoft Corp	Software	306,509	20,186,683
Oracle Corp	Software	654,410	29,193,230
Perrigo Co. PLC	Pharmaceuticals	88,870	5,900,079
[a,f,g] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	7,443,224
Walgreens Boots Alliance Inc	Food & Staples Retailing	113,610	9,435,311
			297,991,024
Total Common Stocks and Other
Equity Interests
(Cost $1,101,322,185)			1,182,748,961

Equity-Linked Securities 2.6%
United Kingdom 0.8%
[h] Royal Bank of Canada into Standard
Chartered PLC, 4.00%, 144A	Banks	1,478,465	14,058,280

|12

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Industry	Shares		Value

Equity-Linked Securities (continued)
United States 1.8%
[h] Royal Bank of Canada into Citigroup Inc.,
4.50%, 144A		Banks	13,100,000		$13,376,803
[h] Royal Bank of Canada into Knowles Corp.,		Electronic Equipment, Instruments
5.00%, 144A		& Components	12,110,000		13,071,897
[h] Royal Bank of Canada into Microsoft Corp.,
4.25%, 144A		Software	6,700,000		7,183,472
					33,632,172
Total Equity-Linked Securities
(Cost $46,104,299)					47,690,452

Convertible Preferred Stocks
0.0%†
United States 0.0%†
[a,e] CEVA Holdings LLC, cvt. pfd., A-1		Air Freight & Logistics	12		4,200
[a,e] CEVA Holdings LLC, cvt. pfd., A-2		Air Freight & Logistics	534		133,515
Total Convertible Preferred
Stocks (Cost $802,629)					137,715

			Principal
			Amount*

Corporate Bonds and Notes 0.3%
South Africa 0.1%
[h,i] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	.	Multiline Retail	2,426,669		254,800
senior secured note, 144A, PIK, 8.00%,
12/31/22	.	Multiline Retail	1,915,523	EUR	766,233
[h,i] K2016740260 South Africa Ltd., senior
secured note, 144A, PIK, 25.00%, 12/31/22 .		Multiline Retail	497,433		683,971
					1,705,004
United States 0.2%
[g,j] BreitBurn Energy Partners LP/BreitBurn
Finance Corp., senior bond, 7.875%,
4/15/22		Oil, Gas & Consumable Fuels	500,000		302,500
General Electric Co., senior note, A, 8.50%,
4/06/18		Industrial Conglomerates	59,000,000	MXN	3,186,309
					3,488,809
Total Corporate Bonds and Notes
(Cost $9,216,398)					5,193,813

[k] Senior Floating Rate Interests
(Cost $635,066) 0.0%†
United States 0.0%†
[g,i] Turtle Bay Holdings LLC, Term Loan B, PIK,
3.625%, 6/30/17		Hotels, Restaurants & Leisure	643,963		634,304

|13

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities 20.9%
Argentina 1.0%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	162,822,000	ARS	$11,342,135
16.00%, 10/17/23	35,171,000	ARS	2,366,447
senior note, 15.50%, 10/17/26	21,224,000	ARS	1,431,255
[k,l] Government of Argentina, FRN, 20.926%,
4/03/22	37,519,000	ARS	2,508,378
			17,648,215
Brazil 4.5%
Letra Tesouro Nacional, Strip, 7/01/19.	28,060[m] BRL		7,307,051
Nota Do Tesouro Nacional,
10.00%, 1/01/21	98,935[m] BRL		31,772,605
10.00%, 1/01/23	19,000[m] BRL		6,082,908
10.00%, 1/01/25	62,161[m] BRL		19,865,992
10.00%, 1/01/27	1,390[m] BRL		443,067
[n] Index Linked, 6.00%, 5/15/45	15,735[m] BRL		16,656,166
senior note, 10.00%, 1/01/19	5,490[m] BRL		1,768,101
			83,895,890
Colombia 1.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	689,000,000	COP	256,442
senior bond, 4.375%, 3/21/23	52,000,000	COP	16,420
senior bond, 9.85%, 6/28/27	83,000,000	COP	36,392
Titulos de Tesoreria,
B, 5.00%, 11/21/18	126,000,000	COP	43,264
B, 7.75%, 9/18/30	22,726,000,000	COP	8,582,353
B, 7.00%, 6/30/32	6,000,000	COP	2,102
senior bond, B, 11.25%, 10/24/18	736,000,000	COP	275,695
senior bond, B, 11.00%, 7/24/20	677,000,000	COP	269,626
senior bond, B, 7.00%, 5/04/22	725,000,000	COP	261,830
senior bond, B, 10.00%, 7/24/24	1,630,000,000	COP	681,265
senior bond, B, 7.50%, 8/26/26	31,695,000,000	COP	11,667,424
senior bond, B, 6.00%, 4/28/28	5,961,000,000	COP	1,959,804
senior note, B, 7.00%, 9/11/19	481,000,000	COP	171,266
			24,223,883
El Salvador 0.0%†
[h] Government of El Salvador, 144A, 7.65%,
6/15/35	100,000		93,712
Ghana 0.8%
Ghana Treasury Note, 24.25%, 6/11/18	3,060,000	GHS	741,196
Government of Ghana,
26.00%, 6/05/17	2,070,000	GHS	485,567
23.00%, 8/21/17	29,760,000	GHS	6,988,236
22.49%, 4/23/18	50,000	GHS	11,881
23.47%, 5/21/18	5,050,000	GHS	1,212,370
19.04%, 9/24/18	3,220,000	GHS	739,555
24.50%, 10/22/18	6,021,000	GHS	1,477,444
24.50%, 4/22/19	3,310,000	GHS	821,696
24.50%, 5/27/19	270,000	GHS	68,159
24.50%, 6/21/21	280,000	GHS	76,486

|14

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 24.00%, 11/23/20	7,760,000		GHS	$2,000,862
				14,623,452
India 2.8%
Government of India,
senior bond, 7.80%, 5/03/20	302,000,000		INR	4,809,418
senior bond, 8.20%, 2/15/22	335,000,000		INR	5,440,005
senior bond, 8.35%, 5/14/22	210,100,000		INR	3,445,789
senior bond, 8.13%, 9/21/22	268,000,000		INR	4,369,545
senior note, 7.28%, 6/03/19	11,700,000		INR	183,361
senior note, 8.12%, 12/10/20	226,800,000		INR	3,664,082
senior note, 7.80%, 4/11/21	404,400,000		INR	6,466,534
senior note, 7.16%, 5/20/23	307,000,000		INR	4,793,526
senior note, 8.83%, 11/25/23	756,500,000		INR	12,803,698
senior note, 7.68%, 12/15/23	327,000,000		INR	5,255,923
				51,231,881
Indonesia 3.1%
Government of Indonesia,
FR35, 12.90%, 6/15/22	10,168,000,000		IDR	959,533
FR43, 10.25%, 7/15/22	154,000,000		IDR	13,233
senior bond, 9.00%, 3/15/29	64,873,000,000		IDR	5,489,047
senior bond, FR39, 11.75%, 8/15/23	1,616,000,000		IDR	150,377
senior bond, FR42, 10.25%, 7/15/27	2,150,000,000		IDR	196,074
senior bond, FR44, 10.00%, 9/15/24	968,000,000		IDR	84,429
senior bond, FR46, 9.50%, 7/15/23	73,000,000,000		IDR	6,164,368
senior bond, FR56, 8.375%, 9/15/26	155,145,000,000		IDR	12,690,566
senior bond, FR63, 5.625%, 5/15/23	2,150,000,000		IDR	150,857
senior bond, FR70, 8.375%, 3/15/24	380,674,000,000		IDR	30,709,885
				56,608,369
Mexico 3.3%
Government of Mexico,
7.75%, 12/14/17	2,642,100	[o]	MXN	14,217,851
M, 4.75%, 6/14/18	62,200	[o]	MXN	325,051
senior note, 8.50%, 12/13/18	6,026,300	[o]	MXN	33,113,774
senior note, M, 5.00%, 6/15/17	137,500	[o]	MXN	732,481
senior note, M, 5.00%, 12/11/19	2,432,600	[o]	MXN	12,427,854
				60,817,011
Montenegro 0.2%
[h] Government of Montenegro, 144A, 5.375%,
5/20/19	3,320,000		EUR	3,700,774
Peru 0.1%
Government of Peru, senior bond, 7.84%,
8/12/20	6,988,000		PEN	2,367,670
Philippines 0.0%†
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,000,000		PHP	20,348
senior note, 5-72, 2.125%, 5/23/18	562,000		PHP	11,103
				31,451

|15

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Principal
		Amount*		Value

Foreign Government and Agency
Securities (continued)
Portugal 0.7%
[h] Government of Portugal, 144A, 5.125%,
10/15/24		13,749,000		$13,342,992
Serbia 0.0%†
Serbia Treasury Note, 10.00%, 11/21/18		1,430,000	RSD	13,387
South Africa 0.2%
Government of South Africa,
8.00%, 1/31/30		13,549,000	ZAR	915,090
7.00%, 2/28/31		4,351,000	ZAR	266,356
8.25%, 3/31/32		7,070,000	ZAR	477,657
8.875%, 2/28/35		7,608,000	ZAR	531,982
8.50%, 1/31/37		9,789,000	ZAR	654,349
senior bond, 6.25%, 3/31/36		10,600,000	ZAR	561,048
				3,406,482
South Korea 1.5%
Korea Monetary Stabilization Bond,
senior note, 1.70%, 8/02/17		793,800,000	KRW	711,218
senior note, 1.56%, 10/02/17		3,729,000,000	KRW	3,339,860
senior note, 1.49%, 2/02/18		1,879,400,000	KRW	1,682,366
Korea Treasury Bond,
senior bond, 4.25%, 6/10/21		3,380,800,000	KRW	3,323,042
senior note, 2.00%, 12/10/17		2,708,000,000	KRW	2,433,014
senior note, 1.50%, 6/10/19		2,125,300,000	KRW	1,897,630
senior note, 2.00%, 3/10/21		8,058,200,000	KRW	7,276,260
senior note, 1.375%, 9/10/21		8,151,200,000	KRW	7,164,485
				27,827,875
[p] Supranational 0.2%
Inter-American Development Bank, senior
bond, 7.50%, 12/05/24		60,000,000	MXN	3,259,317
Ukraine 1.0%
[h] Government of Ukraine,
144A, 7.75%, 9/01/25		4,392,000		4,059,789
144A, 7.75%, 9/01/26		5,782,000		5,319,440
144A, 7.75%, 9/01/27		5,410,000		4,963,675
[a,q] 144A, VRI, GDP Linked Security,
5/31/40	.	12,038,000		4,508,231
				18,851,135
Uruguay 0.0%†
Uruguay Treasury Bill,
Strip, 4/03/17		230,000	UYU	8,056
Strip, 5/19/17		25,570,000	UYU	882,264
				890,320
Zambia 0.2%
[h] Government of Zambia International Bond,
144A, 8.50%, 4/14/24		3,100,000		3,186,707
Total Foreign Government and
Agency Securities
(Cost $380,617,639)				386,020,523

|16

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares			Value
Escrows and Litigation Trusts
(Cost $—) 0.0%
United States 0.0%
[a,e] NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			$—
Total Investments before Short
Term Investments
(Cost $1,538,698,216)					1,622,425,768

		Principal
		Amount*
Short Term Investments 10.8%
Foreign Government and Agency
Securities (Cost $34,915,464)
1.9%
Mexico 1.9%
[r] Mexico Treasury Bill, 4/12/17 - 3/01/18		67,552,880	[s]	MXN	35,285,111
Total Investments before Money
Market Funds
(Cost $1,573,613,680)					1,657,710,879

		Shares
Money Market Funds (Cost
$163,624,843) 8.9%
United States 8.9%
[t,u] Institutional Fiduciary Trust Money Market
Portfolio, 0.32%		163,624,843			163,624,843
Total Investments
(Cost $1,737,238,523) 98.7%					1,821,335,722
Options Written (0.0)%†					(249,112)
Other Assets, less Liabilities
1.3%					23,643,245
Net Assets 100.0%.					$1,844,729,855

		Notional
	Counterparty	Amount
Options Written (0.0)%†
Calls - Over-the-Counter
Equity Options (0.0)%†
CRH PLC, Strike Price 33.88 EUR, Expires
4/21/17	MSCO	184,210			(50,767)
HSBC Holdings PLC, Strike Price 64.178
HKD, Expires 5/19/17	GSCO	788,900			(78,438)
Microsoft Corp., Strike Price $66.998,
Expires 5/19/17	MSCO	104,970			(119,907)
Total Options Written (Premium
Received $213,082)					(249,112)

|17

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is held in connection with written option contracts open at period end.
[c]See Note 6 regarding restricted securities.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees . At March 31, 2017, the aggregate value of these securities was $14,210,512, representing 0.8% of net assets.
[e]Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $187,057, representing less than 0.1% of net assets.
[f]The security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 8.
[g]At March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $88,570,776, representing 4.8% of net assets.
[i]Income may be received in additional securities and/or cash.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]The coupon rate shown represents the rate at period end.
[l]Security purchased on a when-issued basis.
[m]Principal amount is stated in 1,000 Brazilian Real Units.
[n]Redemption price at maturity is adjusted for inflation.
[o]Principal amount is stated in 100 Mexican Peso Units.
[p]A supranational organization is an entity formed by two or more central governments through international treaties.
[q]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[r]The security was issued on a discount basis with no stated coupon rate.
[s]Principal amount is stated in 10 Mexican Peso Units.
[t]See Note 7 regarding investments in affiliated management investment companies.
[u]The rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	926,020,000	$1,441,613	4/03/17	$—		$(38,563)
Chilean Peso	DBAB	Sell	926,020,000	1,393,559	4/03/17	—		(9,491)
Chilean Peso	JPHQ	Buy	186,609,000	287,069	4/03/17	—		(4,330)
Chilean Peso	JPHQ	Sell	186,609,000	280,953	4/03/17	—		(1,786)
Chilean Peso	MSCO	Buy	802,550,000	1,236,976	4/03/17	—		(21,000)
Chilean Peso	MSCO	Sell	802,550,000	1,211,104	4/03/17	—		(4,872)
Chilean Peso	DBAB	Buy	482,020,000	739,181	4/06/17	—		(8,997)
Chilean Peso	MSCO	Buy	345,567,500	537,622	4/07/17	—		(14,177)
Japanese Yen	DBAB	Buy	1,500,000,000	14,176,890	4/07/17	—		(697,169)
Japanese Yen	DBAB	Sell	4,919,230,800	48,091,024	4/07/17	3,884,451		—
Japanese Yen	JPHQ	Sell	304,225,000	2,978,029	4/07/17	244,117		—
Euro	HSBK	Sell	3,767,000	3,993,623	4/10/17	—		(26,437)
Japanese Yen	HSBK	Sell	605,200,000	5,885,585	4/11/17	446,081		—
Japanese Yen	SCNY	Sell	189,880,000	1,647,849	4/12/17	—		(58,852)
Euro	JPHQ	Sell	8,857,000	9,352,115	4/13/17	—		(101,150)
Ghanaian Cedi	BZWS	Buy	6,568	1,395	4/13/17	119		—
Japanese Yen	BZWS	Sell	306,400,000	2,979,646	4/13/17	225,515		—

							|	18

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	302,200,000	$2,940,576	4/13/17	$224,197	$—
Chilean Peso	DBAB	Buy	475,203,000	708,729	4/17/17	10,609	—
Chilean Peso	DBAB	Buy	374,920,000	554,001	4/18/17	13,497	—
Chilean Peso	GSCO	Buy	1,188,715,000	1,777,252	4/18/17	22,046	—
Euro	GSCO	Sell	4,960,000	5,287,558	4/18/17	—	(7,542)
Euro	UBSW	Sell	6,580,860	6,974,856	4/18/17	—	(50,611)
Indian Rupee	JPHQ	Buy	38,898,000	566,283	4/18/17	32,885	—
Euro	JPHQ	Sell	8,818,000	9,480,496	4/19/17	66,325	—
Chilean Peso	DBAB	Buy	318,387,000	480,041	4/20/17	1,822	—
Indian Rupee	DBAB	Buy	115,951,000	1,689,844	4/20/17	96,033	—
Chilean Peso	DBAB	Buy	326,303,000	494,398	4/24/17	—	(684)
Indian Rupee	DBAB	Buy	18,126,000	263,405	4/25/17	15,700	—
South Korean Won	HSBK	Sell	5,535,000,000	4,855,902	4/25/17	—	(97,136)
Chilean Peso	MSCO	Buy	345,567,500	524,979	4/26/17	—	(2,185)
Euro	JPHQ	Sell	140,092,342	150,639,894	4/26/17	1,029,190	—
South Korean Won	HSBK	Sell	1,542,000,000	1,345,608	4/26/17	—	(34,261)
Indian Rupee	DBAB	Buy	72,092,000	1,046,677	4/27/17	63,284	—
Indian Rupee	JPHQ	Buy	93,886,000	1,365,108	4/27/17	80,404	—
Chilean Peso	DBAB	Buy	617,347,000	937,889	4/28/17	—	(4,055)
Euro	DBAB	Sell	12,460,751	13,394,497	4/28/17	85,926	—
Indian Rupee	HSBK	Buy	26,015,000	377,525	4/28/17	22,993	—
Chilean Peso	MSCO	Buy	207,822,000	319,775	5/02/17	—	(5,482)
Euro	JPHQ	Sell	3,768,000	4,029,254	5/02/17	4,123	—
South Korean Won	HSBK	Sell	1,860,000,000	1,624,241	5/02/17	—	(40,213)
Euro	CITI	Sell	3,767,000	4,075,894	5/03/17	51,631	—
Indian Rupee	JPHQ	Buy	13,818,000	202,415	5/03/17	10,235	—
Chilean Peso	DBAB	Buy	1,164,739,000	1,804,678	5/08/17	—	(43,697)
Euro	BZWS	Buy	1,882,000	1,991,753	5/08/17	19,275	—
Euro	BZWS	Sell	1,882,000	2,026,124	5/08/17	15,096	—
Euro	DBAB	Sell	11,064,315	12,019,387	5/08/17	196,518	—
Indian Rupee	DBAB	Buy	34,623,500	510,552	5/08/17	22,008	—
Indian Rupee	HSBK	Buy	19,369,500	283,346	5/08/17	14,586	—
Japanese Yen	BZWS	Sell	2,840,000,000	27,732,452	5/08/17	2,179,893	—
Chilean Peso	DBAB	Buy	167,813,000	260,620	5/09/17	—	(6,913)
Euro	DBAB	Sell	10,704,000	11,473,725	5/09/17	35,307	—
Euro	DBAB	Sell	288,562	309,931	5/10/17	1,554	—
Indian Rupee	DBAB	Buy	9,032,000	132,843	5/11/17	6,040	—
Chilean Peso	DBAB	Buy	127,112,750	195,138	5/15/17	—	(3,016)
Euro	CITI	Buy	38,305,000	40,561,165	5/15/17	384,177	—
Euro	CITI	Sell	38,305,000	41,095,902	5/15/17	150,560	—
Euro	DBAB	Sell	84,250	90,376	5/15/17	319	—
Euro	DBAB	Sell	891,053	950,322	5/15/17	—	(2,150)
Euro	JPHQ	Sell	40,000,000	42,714,200	5/15/17	—	(42,977)
Euro	DBAB	Buy	19,297,125	20,439,515	5/16/17	188,773	—
Euro	DBAB	Sell	19,297,125	20,555,375	5/16/17	—	(72,913)
Euro	GSCO	Sell	95,745	102,036	5/16/17	—	(313)
Indian Rupee	DBAB	Buy	62,182,000	919,799	5/16/17	35,867	—
Indian Rupee	HSBK	Buy	91,720,000	1,357,429	5/16/17	52,202	—
Japanese Yen	MSCO	Sell	100,400,000	933,849	5/16/17	30,264	—
Chilean Peso	JPHQ	Buy	117,517,377	182,028	5/17/17	—	(4,425)

|19

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	6,166,140	$6,549,242	5/17/17	$—	$(42,580)
Euro	GSCO	Sell	15,040,000	15,922,998	5/17/17	—	(155,295)
Chilean Peso	DBAB	Buy	475,202,500	735,721	5/18/17	—	(17,584)
Euro	DBAB	Sell	872,000	978,803	5/18/17	46,557	—
Japanese Yen	BOFA	Sell	540,647,250	5,042,411	5/18/17	176,331	—
Japanese Yen	CITI	Sell	977,557,900	9,073,620	5/18/17	275,139	—
Japanese Yen	BOFA	Sell	539,529,250	5,011,883	5/19/17	155,699	—
Japanese Yen	HSBK	Sell	541,429,400	5,029,535	5/19/17	156,248	—
Chilean Peso	JPHQ	Buy	118,927,623	184,929	5/22/17	—	(5,235)
Euro	DBAB	Sell	200,000	214,182	5/22/17	322	—
Euro	GSCO	Sell	1,220,000	1,305,668	5/22/17	1,122	—
Euro	JPHQ	Sell	3,894,476	4,164,655	5/22/17	290	—
Euro	UBSW	Sell	433,000	463,527	5/22/17	519	—
Indian Rupee	JPHQ	Buy	77,306,000	1,144,596	5/22/17	42,779	—
Japanese Yen	BOFA	Sell	540,995,000	5,006,645	5/22/17	136,766	—
Japanese Yen	JPHQ	Sell	149,426,000	1,387,286	5/22/17	42,197	—
Euro	DBAB	Sell	16,570,000	17,527,746	5/23/17	—	(191,443)
Euro	JPHQ	Sell	8,901,000	9,425,313	5/23/17	—	(93,003)
Chilean Peso	CITI	Buy	882,191,000	1,368,438	5/24/17	—	(35,612)
Japanese Yen	BOFA	Sell	366,311,000	3,330,948	5/25/17	33,183	—
Japanese Yen	HSBK	Sell	43,408,000	396,022	5/25/17	5,236	—
South Korean Won	HSBK	Sell	4,163,000,000	3,540,267	5/25/17	—	(185,707)
Indian Rupee	JPHQ	Buy	39,418,000	583,365	5/26/17	21,824	—
Chilean Peso	DBAB	Buy	370,290,000	571,921	5/30/17	—	(12,634)
Euro	GSCO	Sell	292,956	311,395	5/30/17	—	(1,988)
Euro	SCNY	Sell	2,984,696	3,171,642	5/30/17	—	(21,161)
Chilean Peso	DBAB	Buy	576,480,000	892,591	5/31/17	—	(21,915)
Euro	SCNY	Sell	3,768,000	4,006,891	5/31/17	—	(24,046)
South Korean Won	HSBK	Sell	5,024,000,000	4,299,529	6/02/17	—	(197,407)
Euro	UBSW	Sell	943,744	996,608	6/06/17	—	(13,312)
Euro	UBSW	Sell	943,744	999,760	6/07/17	—	(10,214)
Australian Dollar	CITI	Sell	13,326,000	10,106,439	6/13/17	—	(63,466)
Australian Dollar	JPHQ	Sell	10,063,000	7,561,338	6/13/17	—	(118,367)
Chilean Peso	DBAB	Buy	579,802,750	870,509	6/13/17	4,653	—
Japanese Yen	HSBK	Sell	92,070,000	807,986	6/13/17	—	(21,586)
Indian Rupee	DBAB	Buy	58,856,000	875,182	6/14/17	26,687	—
Euro	BOFA	Sell	7,619,000	8,165,130	6/15/17	7,996	—
Australian Dollar	CITI	Sell	3,467,200	2,610,559	6/16/17	—	(35,347)
Australian Dollar	JPHQ	Sell	17,500,000	13,199,900	6/16/17	—	(154,781)
Japanese Yen	CITI	Sell	64,869,000	622,191	6/16/17	37,622	—
Japanese Yen	HSBK	Sell	618,650,000	5,426,754	6/16/17	—	(148,230)
Japanese Yen	JPHQ	Sell	36,000,000	345,147	6/16/17	20,731	—
Australian Dollar	CITI	Sell	6,989,400	5,272,943	6/19/17	—	(60,575)
Indian Rupee	CITI	Buy	15,811,000	236,621	6/19/17	5,533	—
Japanese Yen	DBAB	Sell	617,700,000	5,914,571	6/19/17	347,345	—
Australian Dollar	JPHQ	Sell	29,027,000	22,302,605	6/20/17	152,857	—
Japanese Yen	CITI	Sell	487,440,000	4,749,141	6/20/17	355,716	—
Japanese Yen	DBAB	Sell	618,770,000	6,012,145	6/22/17	434,473	—
Chilean Peso	JPHQ	Buy	186,609,000	279,774	6/30/17	1,672	—
Philippine Peso	DBAB	Buy	85,018,660	1,786,031	6/30/17	—	(102,614)

|20

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	DBAB	Buy	926,020,000	$1,387,525	7/03/17	$8,899	$—
Philippine Peso	JPHQ	Buy	83,694,000	1,761,274	7/03/17	—	(104,441)
Japanese Yen	BZWS	Sell	86,450,000	749,676	7/11/17	—	(30,307)
Japanese Yen	DBAB	Sell	160,839,000	1,391,341	7/11/17	—	(59,806)
Japanese Yen	GSCO	Sell	228,991,000	1,983,345	7/11/17	—	(82,694)
Japanese Yen	JPHQ	Sell	608,450,000	5,259,314	7/11/17	—	(230,339)
Japanese Yen	CITI	Sell	63,300,000	549,494	7/13/17	—	(21,677)
Japanese Yen	HSBK	Sell	209,990,000	1,823,716	7/13/17	—	(71,070)
Japanese Yen	SCNY	Sell	260,930,000	2,319,172	7/20/17	—	(36,050)
Japanese Yen	DBAB	Sell	63,500,000	555,794	7/24/17	—	(17,484)
Japanese Yen	GSCO	Sell	254,830,000	2,267,080	7/27/17	—	(33,855)
Japanese Yen	BZWS	Sell	291,270,000	2,804,327	7/31/17	173,859	—
Japanese Yen	DBAB	Sell	242,274,032	2,333,732	7/31/17	145,748	—
Japanese Yen	HSBK	Sell	313,645,839	2,750,073	7/31/17	—	(82,471)
Japanese Yen	SCNY	Sell	209,310,000	1,875,849	8/08/17	—	(15,163)
Japanese Yen	JPHQ	Sell	209,790,000	1,880,403	8/09/17	—	(15,036)
Japanese Yen	DBAB	Sell	284,714,000	2,882,888	8/18/17	309,401	—
Japanese Yen	HSBK	Sell	547,340,000	5,551,116	8/22/17	602,840	—
Japanese Yen	JPHQ	Sell	385,615,000	3,911,161	8/22/17	424,974	—
Japanese Yen	BZWS	Sell	127,736,000	1,293,248	8/24/17	138,328	—
Japanese Yen	DBAB	Sell	126,234,000	1,279,900	8/24/17	138,561	—
Japanese Yen	JPHQ	Sell	254,671,000	2,577,837	8/28/17	274,797	—
Japanese Yen	DBAB	Sell	228,669,000	2,320,535	8/30/17	252,437	—
Japanese Yen	JPHQ	Sell	227,544,000	2,304,476	8/30/17	246,553	—
Japanese Yen	BZWS	Sell	302,200,000	2,714,014	8/31/17	—	(19,235)
Japanese Yen	HSBK	Sell	420,281,000	4,173,595	9/01/17	372,179	—
South Korean Won	GSCO	Sell	5,211,000,000	4,603,154	9/07/17	—	(67,736)
Japanese Yen	DBAB	Sell	30,500,000	268,216	9/13/17	—	(7,814)
Japanese Yen	BZWS	Sell	312,460,000	2,792,726	9/21/17	—	(36,179)
South Korean Won	HSBK	Sell	8,310,000,000	7,424,946	9/27/17	—	(25,964)
Japanese Yen	JPHQ	Sell	59,426,000	539,339	9/29/17	1,101	—
Japanese Yen	JPHQ	Sell	304,225,000	3,005,433	10/10/17	248,281	—
Japanese Yen	DBAB	Sell	166,350,000	1,550,702	11/21/17	39,536	—
Japanese Yen	SCNY	Sell	312,386,000	2,867,374	11/27/17	28,622	—
Japanese Yen	CITI	Sell	62,440,000	557,597	12/12/17	—	(10,294)
Japanese Yen	JPHQ	Sell	85,300,000	756,065	12/13/17	—	(19,781)
Japanese Yen	JPHQ	Sell	209,300,000	1,900,973	2/08/18	—	(8,958)
Japanese Yen	BZWS	Sell	209,340,000	1,896,539	2/09/18	—	(13,868)
Japanese Yen	CITI	Sell	255,214,000	2,324,936	2/13/18	—	(4,650)
Japanese Yen	HSBK	Sell	253,342,000	2,291,651	2/27/18	—	(22,723)
Japanese Yen	JPHQ	Sell	126,519,000	1,147,783	2/28/18	—	(8,082)
Mexican Peso	CITI	Buy	197,094,000	9,583,953	3/09/18	418,028	—
Mexican Peso	CITI	Buy	177,301,000	8,580,811	3/12/18	412,791	—
Total Forward Exchange Contracts						$16,690,054	$(4,185,176)
Net unrealized appreciation (depreciation)						$12,504,878

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|21

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$43,150,000	10/17/17	$—	$(12,588)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	1,690,000	10/04/23	—	(79,686)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	1,690,000	10/04/23	—	(81,926)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	1,690,000	10/07/23	—	(78,374)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	21,800,000	1/22/25	543,307	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	27,250,000	1/23/25	567,384	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	16,080,000	1/27/25	333,242	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	4,020,000	1/29/25	94,357	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	3,400,000	1/30/25	78,805	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	5,360,000	2/03/25	175,192	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.982%	LCH	46,520,000	10/20/25	932,690	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	820,000	10/04/43	—	(179,438)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	820,000	10/04/43	—	(182,564)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	820,000	10/07/43	—	(180,477)
Total Interest Rate Swap Contracts				$2,724,977	$(795,053)
Net unrealized appreciation (depreciation)				$1,929,924

See Abbreviations on page 29.

|22

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds), two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the

|24

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps and VRI

Templeton Global Balanced Fund – Forwards, swaps, VRI and options

4. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Emerging Markets	Global Balanced
	Balanced Fund	Fund

Cost of investments	$28,262,896	$1,749,332,102

Unrealized appreciation.	$5,505,347	$221,973,734
Unrealized depreciation.	(1,997,226)	(149,970,114)
Net unrealized appreciation (depreciation)	$3,508,121	$72,003,620

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TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At March 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities
Act of 1933 deemed to be liquid, were as follows:

Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value
Templeton Emerging Markets Balanced Fund
84	Edcon Holdings Ltd., F wts., 2/20/49.	11/27/15	$1	$—
1,503,436	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,930	—
121,748	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
1,390,834	Holdco 2, A	10/11/11 - 2/01/17	8,179	1,037
437,269	Holdco 2, B	2/01/17	325	326
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$25,725	$1,363
Templeton Global Balanced Fund
4,441	Edcon Holdings Ltd., F wts., 2/20/49.	11/27/15	$47	$—
79,464,087	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	841,962	—
6,435,002	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	68,182	—
32,900,733	Holdco 2, A	2/08/13 - 2/01/17	81,025	24,520
4,646,498	Holdco 2, B	2/01/17	3,450	3,463
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$994,666	$27,983

†Rounds to less than 0.1% of net assets.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	763,605	3,542,787	(1,202,789)	3,103,603	$3,103,603	$752	$—	0.0%[a]

Templeton Global Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	93,720,049	217,152,996	(147,248,202)	163,624,843	$163,624,843	$45,263	$—	0.8%

[a]Rounds to less than 0.1%

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Templeton Global Balanced Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2017, the FT subsidiary’s investment, Turtle Bay Resort, is reflected in the Fund’s Consolidated Statement of Investments.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$1,480,833	$—	$1,363	[b]	$1,482,196
All Other Equity Investments[c]	16,981,647	—	—		16,981,647
Participatory Notes	—	304,678	—		304,678
Corporate Bonds and Notes	—	89,633	—		89,633
Foreign Government and Agency Securities	—	8,578,632	—		8,578,632
Short Term Investments	3,103,603	1,230,628	—		4,334,231
Total Investments in Securities	$21,566,083	$10,203,571	$1,363		$31,771,017

Other Financial Instruments:
Forward Exchange Contracts	$—	$199,954	$—		$199,954
Swap Contracts.	—	55,986	—		55,986
Total Other Financial Instruments	$—	$255,940	$—		$255,940

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$44,845	$—		$44,845
Swap Contracts.	—	15,687	—		15,687
Total Other Financial Instruments	$—	$60,532	$—		$60,532

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$27,983	[b]	$27,983
United States	290,498,458	187,057	7,443,224		298,128,739
All Other Equity Investments[c]	884,729,954	—	—		884,729,954
Equity-Linked Securities	—	47,690,452	—		47,690,452
Corporate Bonds and Notes	—	5,193,813	—		5,193,813
Senior Floating Rate Interests	—	634,304	—		634,304
Foreign Government and Agency Securities	—	386,020,523	—		386,020,523
Escrows and Litigation Trusts	—	—	—[b]		—
Short Term Investments	163,624,843	35,285,111	—		198,909,954
Total Investments in Securities	$1,338,853,255	$475,011,260	$7,471,207		$1,821,335,722

Other Financial Instruments:
Forward Exchange Contracts	$—	$16,690,054	$—		$16,690,054
Swap Contracts.	—	2,724,977	—		2,724,977
Total Other Financial Instruments	$—	$19,415,031	$—		$19,415,031

Liabilities:
Other Financial Instruments:
Options Written	$—	$249,112	$—		$249,112
Forward Exchange Contracts	—	4,185,176	—		4,185,176
Swap Contracts.	—	795,053	—		795,053
Total Other Financial Instruments	$—	$5,229,341	$—		$5,229,341

aIncludes common and preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at March 31, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	BRL	Brazilian Real	BBA	British Bankers Association
CITI	Citigroup N.A.	COP	Colombian Peso	FRN	Floating Rate Note
CME	Chicago Mercantile Exchange	EGP	Egyptian Pound	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	EUR	Euro	GDR	Global Depositary Receipt
GSCO	Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi	LIBOR	London InterBank Offered Rate
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah	PIK	Payment-In-Kind
JPHQ	JP Morgan Chase Bank, N.A.	INR	Indian Rupee	VRI	Value Recovery Instruments
LCH	LCH Clearnet LLC	KRW	South Korean Won
MSCO	Morgan Stanley and Co., Inc.	MXN	Mexican Peso
SCNY	Standard Chartered Bank	PEN	Peruvian Nuevo Sol
UBSW	UBS AG	PHP	Philippine Peso
		RSD	Serbian Dinar
		USD	United States Dollar
		UYU	Uruguayan Peso
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|29

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2017

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 25, 2017